Corporate information	12 Months Ended
Mar. 31, 2019
Corporate information
Corporate information

1.  Corporate information

Yatra Online, Inc. (the “Parent Company”) together with its subsidiaries (collectively, “the Company” or the “Group”) and equity accounted investee is primarily engaged in the business of selling travel products and solutions in India and Singapore. The Group offers its customers the entire range of travel services including ticketing, tours and packages and reservations for hotels. The Parent Company is domiciled and incorporated in Cayman Islands; the registered office is located at Maples Corporate Services Limited, PO Box‑309, Ugland House, Grand Cayman, KYI‑1104 Cayman Islands. Information on the Group structure is provided in Note 6.

On July 13, 2016, the Parent Company entered into a business combination agreement with NASDAQ listed Terrapin 3 Acquisition Corporation (“Terrapin” or “TRTL”). Terrapin was a special purpose acquisition company formed for the purpose of effecting a merger, acquisition, or similar business combination. Terrapin raised INR 14,111,708 (USD 212,750) in its IPO in July, 2014. Subsequently TRTL was restructured by formation of TRTL parent and TRTL subsidiary (collectively referred to as TRTL). On December 16, 2016, the business combination was completed pursuant to the terms of the Amended and Restated Business Combination Agreement, dated as of September 28, 2016 and consequently, TRTL parent merged with and into the Parent Company. Refer to Note 43.